Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Government Income Trust
Entity Central Index Key	0000357052
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000024569
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Income Fund
Class Name	Institutional Shares
Trading Symbol	FICMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Income Fund (the "Fund") for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 134,944,622
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$134,944,622 Number of Investments97 Portfolio Turnover142% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)5%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Cash Equivalents	6.9%
U.S. Government Agency Mortgage-Backed Securities	122.1%

Material Fund Change [Text Block]
C000024570
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Income Fund
Class Name	Service Shares
Trading Symbol	FITSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Income Fund (the "Fund") for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
AssetsNet	$ 134,944,622
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$134,944,622 Number of Investments97 Portfolio Turnover142% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)5%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Cash Equivalents	6.9%
U.S. Government Agency Mortgage-Backed Securities	122.1%

Material Fund Change [Text Block]